United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 09/30/17

Item 1.	Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.2%
$4,200,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$4,625,250
2,950,000	TransDigm, Inc., 5.50%, 10/15/2020	2,997,937
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,204,000
4,475,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,631,625
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,677,813
1,075,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,103,896
	TOTAL	24,240,521
	Automotive—3.0%
4,825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	4,957,687
2,550,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	2,652,893
5,700,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	5,764,125
4,350,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,812,188
5,000,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	5,412,500
1,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,321,875
10,625,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,970,312
2,400,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,476,752
2,600,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	2,720,250
1,000,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,048,750
2,525,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,644,938
825,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	841,500
6,350,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	6,484,937
5,175,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	5,511,375
575,000	Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	590,813
675,000	Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	712,125
1,775,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,879,281
	TOTAL	60,802,301
	Banking—0.9%
2,150,000	Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,165,050
7,775,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	8,458,811
2,550,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,683,875
4,700,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	5,107,490
	TOTAL	18,415,226
	Building Materials—2.0%
4,290,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,413,552
2,331,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,395,103
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	960,750
2,125,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,273,750
3,150,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,452,274
1,400,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	1,449,420
1,800,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	1,930,500
1,800,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,892,790
2,375,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,559,062
2,500,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,616,375
6,200,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	6,541,000
7,850,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	8,203,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$1,425,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	$1,490,906
1,625,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,744,844
	TOTAL	41,923,576
	Cable Satellite—7.9%
2,175,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,300,063
5,900,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,549,000
3,175,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	3,278,187
5,475,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,694,000
4,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,622,971
2,125,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,236,563
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,142,625
4,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	4,773,750
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,626,000
4,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,252,500
1,250,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,267,188
2,950,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,075,375
4,325,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,487,187
4,675,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,780,187
2,525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,581,813
1,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	1,345,500
2,300,000	Charter Communications Holdings II, 5.75%, 1/15/2024	2,394,875
2,425,000	DISH DBS Corp., 5.00%, 3/15/2023	2,496,234
10,700,000	DISH DBS Corp., 5.875%, 7/15/2022	11,395,500
1,675,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,761,179
975,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,121,250
275,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	266,063
3,375,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,636,562
8,075,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,883,937
7,075,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	6,738,937
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	1,999,688
4,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,260,937
950,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,176,813
4,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,993,625
4,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,660,750
6,950,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,497,312
3,250,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,436,875
2,775,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,927,625
2,295,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,375,325
8,075,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,650,344
7,725,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	8,072,625
4,275,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,483,406
1,250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,298,438
2,575,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,716,625
6,525,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,702,415
2,475,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,592,563
2,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,723,437
	TOTAL	162,276,249
	Chemicals—2.1%
5,375,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	5,495,937

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$5,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	$5,159,687
4,175,000	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,357,656
7,075,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,367,500
2,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,235,813
1,175,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,277,813
15,100,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	15,685,125
1,550,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,646,875
1,125,000	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	1,240,313
	TOTAL	43,466,719
	Construction Machinery—0.8%
1,675,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,775,500
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,515,625
3,075,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	3,094,219
2,400,000	United Rentals, Inc., 4.625%, 7/15/2023	2,514,000
3,000,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,232,350
1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	1,710,000
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	626,750
	TOTAL	15,468,444
	Consumer Cyclical Services—1.0%
2,750,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	2,939,062
5,450,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	5,613,500
3,775,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	3,935,437
1,775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,810,500
1,775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,948,063
4,250,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,377,500
	TOTAL	20,624,062
	Consumer Products—2.1%
7,550,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	4,983,000
10,025,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	10,178,382
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	361,813
6,350,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,635,750
7,525,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,778,969
4,300,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	4,644,000
400,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	423,000
4,400,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	4,708,000
1,675,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	1,802,719
2,558,000	Springs Industries, Inc., 6.25%, 6/1/2021	2,644,332
	TOTAL	44,159,965
	Diversified Manufacturing—0.9%
6,950,000	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	7,271,437
10,275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,647,469
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	583,000
	TOTAL	18,501,906
	Environmental—0.0%
550,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	562,375
	Finance Companies—2.0%
750,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	762,188
8,025,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,185,500
850,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	886,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$3,775,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	$4,119,469
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,320,900
1,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	1,351,498
1,200,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,251,150
11,275,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	11,866,937
11,750,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,396,250
	TOTAL	42,140,017
	Food & Beverage—2.0%
7,075,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,129,375
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	52,770
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,238,969
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	3,351,563
3,450,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	3,631,125
925,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	957,375
5,350,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,353,344
1,525,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,586,000
7,900,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	8,176,500
425,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	446,781
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	7,235,937
	TOTAL	41,159,739
	Gaming—4.4%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,121,094
5,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,224,154
5,850,000	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,952,375
8,775,000	Crc Escrow Issuer Llc, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	8,807,906
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	3,323,880
1,375,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,503,906
675,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	734,792
5,600,000	MGM Mirage, Inc., 7.75%, 3/15/2022	6,552,000
3,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,536,000
2,850,000	MGM Resorts International, 6.00%, 3/15/2023	3,149,250
1,575,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,602,563
5,700,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	6,113,250
2,375,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,470,000
5,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	5,959,500
5,175,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	5,239,687
11,725,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,900,875
3,080,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	3,126,200
3,638,000	Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,783,520
3,675,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	3,693,007
3,100,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	3,053,500
2,250,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	2,294,978
	TOTAL	90,142,437
	Health Care—10.2%
2,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,268,250
5,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	5,798,281
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,199,562
3,125,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,269,531
2,100,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	2,152,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$4,800,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	$4,914,000
2,025,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	2,004,750
4,250,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	4,212,813
7,525,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	5,935,344
1,950,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,945,125
6,025,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	6,281,062
1,925,000	HCA, Inc., 4.50%, 2/15/2027	1,973,125
5,100,000	HCA, Inc., 4.75%, 5/1/2023	5,412,375
6,025,000	HCA, Inc., 5.00%, 3/15/2024	6,431,687
1,325,000	HCA, Inc., 5.25%, 6/15/2026	1,431,000
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,507,000
10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,720,937
5,375,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	6,179,584
7,275,000	HCA, Inc., 5.25%, 4/15/2025	7,884,281
3,450,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,665,625
5,550,000	Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,574,281
1,325,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,404,898
1,425,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	1,485,563
1,200,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,241,250
700,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	735,000
13,525,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	14,573,187
4,325,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	4,654,781
19,150,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	18,862,750
10,650,000	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	11,102,625
5,500,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,623,750
6,275,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	5,914,187
11,900,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	11,305,000
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	807,938
3,225,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,426,563
2,875,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	2,932,500
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,146,094
4,625,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	4,572,969
2,250,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,305,575
5,575,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,358,969
2,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	2,521,188
2,250,000	Tenet Healthcare Corp., Series 144A, 4.625%, 7/15/2024	2,230,313
1,200,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	1,273,500
6,825,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,865,812
	TOTAL	210,105,525
	Independent Energy—5.5%
3,650,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	3,723,000
1,400,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,466,500
2,250,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	2,317,500
4,400,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	4,741,000
3,962,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	4,160,100
450,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	459,000
3,650,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	3,732,125
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	3,219,187
3,100,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	2,875,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$2,523,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	$2,731,147
2,125,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,034,688
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	1,392,188
3,450,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	3,424,125
3,925,000	Continental Resources, Inc., 4.50%, 4/15/2023	3,944,625
775,000	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	801,156
2,025,000	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,171,812
925,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	948,125
1,100,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	1,152,250
3,100,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,146,500
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,505,937
2,600,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	2,642,250
1,225,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,246,438
2,225,000	Laredo Petroleum, 5.625%, 1/15/2022	2,252,812
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,449,000
1,975,000	Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,051,531
975,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	996,938
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	969,000
3,300,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,382,500
1,175,000	PDC Energy, Inc., 7.75%, 10/15/2022	1,224,203
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	1,023,750
400,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	423,000
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,072,313
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,308,469
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,198,700
1,300,000	QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,374,750
2,375,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	2,499,687
800,000	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	816,000
2,900,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,871,000
1,200,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,204,500
1,550,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,546,125
3,975,000	Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	4,158,844
2,250,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,148,750
1,025,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,037,813
1,475,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,482,375
3,475,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	3,370,750
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	754,000
4,075,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	4,232,906
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	893,594
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	3,059,031
2,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	2,216,500
1,375,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,428,281
252,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	275,310
1,050,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,182,563
4,325,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	4,276,344
	TOTAL	114,016,242
	Industrial - Other—0.9%
1,050,000	Anixter, Inc., 5.50%, 3/1/2023	1,145,813
5,550,000	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,813,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$9,225,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	$9,225,000
2,925,000		JPW Industries Holding Corp., Series 144A, 9.00%, 10/1/2024	3,005,437
		TOTAL	19,189,875
		Insurance - P&C—2.1%
6,025,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	6,183,156
5,250,000		Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,272,969
12,600,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,135,500
5,625,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	5,934,375
5,975,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	6,079,563
6,425,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	6,561,531
		TOTAL	43,167,094
		Leisure—1.2%
2,050,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	2,019,250
1,375,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	1,364,688
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,637,188
1,000,000		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	1,052,500
2,475,000	[1,2,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 4/1/2012	0
1,675,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	1,737,812
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,680,500
2,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	2,346,000
8,625,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	8,862,187
		TOTAL	23,700,125
		Lodging—0.3%
2,725,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.25%, 9/1/2024	2,786,313
1,250,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	1,290,625
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,222,000
		TOTAL	5,298,938
		Media Entertainment—5.8%
2,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	2,100,938
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,933,000
3,600,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,784,500
2,600,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	2,788,500
6,350,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,544,219
950,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,002,250
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,423,438
3,150,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,260,250
1,025,000		E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	1,048,063
5,550,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	6,188,250
5,150,000		Gannett Co., Inc., 6.375%, 10/15/2023	5,497,625
725,000		Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	765,781
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	2,266,875
4,175,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,310,687
300,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	326,625
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,473,187
1,025,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,119,813
6,125,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	6,347,031
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,635,187
2,675,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,775,312
10,725,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	11,140,594

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$2,650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	$2,765,937
5,625,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	5,786,719
975,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	951,844
6,250,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,398,437
7,425,000	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	7,564,219
7,850,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	8,203,250
4,775,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	4,798,875
4,675,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	4,452,937
1,300,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	1,342,250
750,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	777,188
	TOTAL	118,773,781
	Metals & Mining—2.4%
3,975,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	4,138,969
3,775,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	3,789,156
6,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	6,286,500
9,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	9,504,000
1,175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,257,250
2,700,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,936,304
875,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	906,719
2,975,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	3,067,969
1,600,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,650,000
850,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	886,125
5,075,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,442,937
2,450,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,676,625
3,475,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,909,375
2,900,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	3,335,000
	TOTAL	49,786,929
	Midstream—5.8%
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	645,313
2,950,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,123,313
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,387,125
7,950,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	8,307,750
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	4,264,000
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	577,875
1,650,000	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	1,707,750
3,800,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	4,104,000
2,875,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	3,281,094
7,350,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	7,533,750
8,350,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	9,007,562
4,175,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,039,312
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,120,000
6,250,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	6,093,750
5,950,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	6,269,812
300,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	312,000
350,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	367,623
3,800,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	4,018,500
6,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	6,262,000
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,268,625
3,550,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,532,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$8,325,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	$8,408,250
3,075,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	3,136,500
1,625,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,679,356
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,303,688
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series B, 5.375%, 2/1/2027	4,655,812
400,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	423,000
3,576,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,647,520
3,450,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,562,125
500,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	534,375
3,825,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,169,250
5,475,000	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	5,885,625
2,675,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,782,000
	TOTAL	119,410,905
	Oil Field Services—1.0%
475,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	483,313
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	2,741,875
4,025,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	4,175,937
4,625,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	4,705,937
3,025,000	Weatherford International Ltd., 7.00%, 3/15/2038	2,707,375
4,100,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	4,233,250
550,000	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	607,750
1,850,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,609,500
	TOTAL	21,264,937
	Packaging—6.1%
5,825,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	6,232,750
1,625,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	1,675,294
2,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,016,406
3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,342,937
10,375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	11,418,932
1,025,000	Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,129,038
4,325,000	Berry Plastics Corp., 5.125%, 7/15/2023	4,535,844
9,325,000	Berry Plastics Corp., 5.50%, 5/15/2022	9,746,956
5,900,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	6,172,875
11,950,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	12,338,375
10,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	11,128,000
7,800,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,221,200
1,000,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	1,015,000
4,625,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,983,437
2,800,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,172,750
11,375,000	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,588,850
3,825,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,080,797
1,675,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,892,750
575,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	613,813
2,800,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	3,031,000
3,850,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,244,625
12,050,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,562,125
	TOTAL	126,143,754
	Paper—0.4%
1,400,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,403,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$7,700,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	$7,680,750
	TOTAL	9,084,250
	Pharmaceuticals—3.9%
2,275,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,366,000
4,975,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,129,250
7,350,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	5,990,250
16,050,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,832,437
5,825,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,994,937
5,775,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	5,226,375
5,275,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,938,719
4,025,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,783,500
5,750,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,750,000
2,975,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,618,000
8,125,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	7,160,156
2,700,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	2,642,625
875,000	Valeant Pharmaceuticals International, Inc., Series 144A, 6.50%, 3/15/2022	925,313
2,225,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.00%, 3/15/2024	2,375,188
8,300,000	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	7,355,875
3,900,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	3,900,000
	TOTAL	80,988,625
	Refining—0.5%
7,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	7,969,375
1,300,000	Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,373,175
	TOTAL	9,342,550
	Restaurants—1.1%
4,767,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,920,140
4,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series OCT, 5.00%, 10/15/2025	4,499,000
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.25%, 5/15/2024	930,781
4,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	5,035,813
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	542,063
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,535,000
4,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	5,126,562
	TOTAL	23,589,359
	Retailers—1.4%
10,475,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	8,199,830
3,125,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	3,261,719
5,500,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,630,625
2,350,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	1,871,188
5,350,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	5,222,937
3,525,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	3,630,750
	TOTAL	27,817,049
	Supermarkets—0.4%
5,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	5,221,500
4,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	3,979,063
	TOTAL	9,200,563
	Technology—9.6%
8,925,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,181,594
900,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	949,500
6,425,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	7,188,033

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$5,700,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	$6,120,375
925,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	971,250
1,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,388,494
8,225,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	9,090,058
8,225,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,564,281
1,900,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,992,150
20,800,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	21,840,000
3,125,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,344,687
2,325,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,458,688
9,825,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	10,500,469
10,675,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	10,918,390
11,300,000	Infor US, Inc., 6.50%, 5/15/2022	11,773,131
7,475,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	7,549,750
7,025,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	7,209,406
4,750,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,207,187
2,675,000	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	2,803,400
2,100,000	NCR Corp., 6.375%, 12/15/2023	2,245,110
3,350,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,417,000
2,800,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,877,000
1,800,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,866,600
3,707,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,779,286
1,750,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	1,903,650
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,697,750
1,500,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	1,717,500
6,800,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,502,500
3,950,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,188,679
3,100,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	3,228,030
1,275,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,408,875
1,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,085,526
1,300,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,430,000
8,975,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	10,262,464
3,150,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	3,301,610
3,150,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	3,195,281
5,575,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	5,644,687
1,425,000	Verisign, Inc., 4.625%, 5/1/2023	1,478,438
1,025,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	1,060,875
2,164,000	Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	2,295,193
	TOTAL	197,636,897
	Transportation Services—0.7%
425,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	426,594
5,450,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	5,708,875
4,425,000	HDTFS, Inc., 6.25%, 10/15/2022	4,225,875
1,100,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	995,500
3,000,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	3,101,250
	TOTAL	14,458,094
	Utility - Electric—2.2%
9,800,000	Calpine Corp., 5.75%, 1/15/2025	9,297,750
500,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	519,375
2,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,103,570

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$6,675,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	$7,133,906
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	4,023,250
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,834,125
6,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,393,938
2,550,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,747,625
6,275,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	6,557,375
2,675,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,862,250
		TOTAL	45,473,164
		Wireless Communications—4.3%
1,900,000		Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	2,018,750
7,225,000		Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,821,062
4,725,000		Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	4,633,477
2,700,000		Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,824,875
4,375,000		Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,636,406
7,875,000		Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	8,514,844
8,675,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,737,687
8,700,000		Sprint Corp., 7.125%, 6/15/2024	9,809,250
8,075,000		Sprint Corp., 7.875%, 9/15/2023	9,387,187
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,284,625
1,350,000		Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,478,250
2,475,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,672,258
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,299,207
5,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	5,289,875
1,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,242,345
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,716,406
3,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,750,220
4,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,325,400
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	2,101,875
		TOTAL	89,543,999
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,922,131,616)	1,981,876,192
		INVESTMENT COMPANY—3.5%
72,571,496	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[6] (IDENTIFIED COST $72,590,599)	72,586,010
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,994,722,215)[7]	2,054,462,202
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	8,260,049
		TOTAL NET ASSETS—100%	$2,062,722,251
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2016	31,814,396
Purchases/Additions	377,400,170
Sales/Reductions	(336,643,070)
Balance of Shares Held 9/30/2017	72,571,496
Value	$72,586,010
Change in Unrealized Appreciation/Depreciation	$(6,850)
Net Realized Gain/(Loss)	$9,366
Dividend Income	$407,145
6	7-day net yield.
7	At September 30, 2017, the cost of investments for federal tax purposes was $1,994,722,215. The net unrealized appreciation of investments for federal tax purposes was $59,739,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,835,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,095,674.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,981,876,192	$0	$1,981,876,192
Investment Company	72,586,010	—	—	72,586,010
TOTAL SECURITIES	$72,586,010	$1,981,876,192	$0	$2,054,462,202
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
14
Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—6.6%
		Auto Receivables—5.4%
$12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$13,062,144
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,688,028
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,447,552
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,545,336
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,163,783
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,405,385
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,803,137
		TOTAL	103,115,365
		Other—1.1%
5,663,643		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	5,756,771
8,385,705		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	8,476,150
5,745,896		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	5,806,727
		TOTAL	20,039,648
		Student Loans—0.1%
2,326,402		Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	2,350,713
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $124,085,566)	125,505,726
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Agency Commercial Mortgage-Backed Securities—3.0%
8,626,473		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,764,413
22,118,749		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	22,692,286
24,000,000	[1]	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,147,955
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,598,047)	55,604,654
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
		Non-Agency Mortgage-Backed Securities—4.5%
1,122,925		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,105,703
625,658		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	491,424
4,035,496	[1]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	4,114,147
9,172,217	[1]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	9,352,802
622,316	[1]	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.770%, 8/25/2035	607,061
1,484,814	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,497,958
10,266,934	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	9,747,868
9,683,594	[1]	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	9,091,800
18,489,242	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	17,447,458
12,895,205	[1]	Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	12,805,870
3,845,169	[1]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,945,289
14,307,939	[1]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	14,591,841
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $87,151,945)	84,799,221
		MORTGAGE-BACKED SECURITIES—78.3%
		Federal Home Loan Mortgage Corporation—31.1%
31,559,287		2.500%, 1/1/2031	31,812,011
7,327,910		3.000%, 1/1/2032	7,536,011
28,250,000		3.000%, 10/1/2032	29,056,668
1,877,738		3.000%, 6/1/2045	1,885,466
1

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$39,620,996		3.000%, 12/1/2046	$39,746,900
42,979,707		3.000%, 12/1/2046	43,116,283
55,751,395		3.000%, 1/1/2047	55,928,556
25,643,124		3.000%, 2/1/2047	25,724,611
13,504,594		3.000%, 2/1/2047	13,547,508
1,116,924		3.500%, 6/1/2026	1,169,019
488,293		3.500%, 6/1/2026	511,067
339,464		3.500%, 7/1/2026	355,297
7,352,897		3.500%, 4/1/2042	7,627,579
5,807,279		3.500%, 7/1/2042	6,024,222
12,042,873		3.500%, 8/1/2042	12,492,759
34,665,462		3.500%, 11/1/2045	35,873,796
27,371,023		3.500%, 6/1/2046	28,231,007
30,032,813		3.500%, 10/1/2046	31,060,896
62,000,000	[2]	3.500%, 10/1/2047	63,899,575
115,974		4.000%, 2/1/2020	119,707
513,490		4.000%, 5/1/2024	537,556
2,977,954		4.000%, 8/1/2025	3,124,060
4,296,395		4.000%, 5/1/2026	4,512,558
302,250		4.000%, 5/1/2026	317,457
1,932,964		4.000%, 9/1/2040	2,049,376
2,695,330		4.000%, 12/1/2040	2,857,656
17,720,563		4.000%, 12/1/2041	18,776,709
2,241,714		4.000%, 1/1/2042	2,375,320
20,000,000		4.000%, 7/1/2045	21,073,250
10,474,279		4.000%, 8/1/2045	11,026,535
18,954,868		4.000%, 10/1/2045	19,954,264
256,391		4.500%, 6/1/2019	260,588
65,988		4.500%, 3/1/2021	68,054
810,731		4.500%, 9/1/2021	837,977
358,686		4.500%, 7/1/2024	377,595
366,242		4.500%, 8/1/2024	385,876
941,176		4.500%, 9/1/2024	992,426
1,208,913		4.500%, 9/1/2024	1,274,764
496,291		4.500%, 6/1/2025	521,557
1,704,360		4.500%, 11/1/2039	1,840,480
4,803,459		4.500%, 5/1/2040	5,185,589
470,247		4.500%, 6/1/2040	507,657
1,060,295		4.500%, 7/1/2040	1,144,645
1,522,005		4.500%, 8/1/2040	1,643,085
3,073,369		4.500%, 8/1/2040	3,317,866
8,846,359		4.500%, 9/1/2040	9,550,115
1,952,627		4.500%, 7/1/2041	2,106,134
911,531		4.500%, 7/1/2041	983,191
453,937		4.500%, 7/1/2041	496,929
59,430		5.000%, 7/1/2019	60,436
354,959		5.000%, 7/1/2020	364,873
42,377		5.000%, 10/1/2021	44,267
137,219		5.000%, 11/1/2021	143,559
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$163,988	5.000%, 12/1/2021	$171,810
256,147	5.000%, 6/1/2023	270,361
189,188	5.000%, 7/1/2023	199,918
529,328	5.000%, 7/1/2023	559,710
201,769	5.000%, 7/1/2025	212,582
2,522,771	5.000%, 1/1/2034	2,761,736
786,071	5.000%, 5/1/2034	860,786
3,471	5.000%, 11/1/2035	3,771
1,093,021	5.000%, 4/1/2036	1,198,937
205,421	5.000%, 4/1/2036	225,432
13,948	5.000%, 4/1/2036	15,286
1,018	5.000%, 4/1/2036	1,117
89,747	5.000%, 5/1/2036	99,355
174,685	5.000%, 6/1/2036	191,620
285,770	5.000%, 6/1/2036	313,077
1,058,338	5.000%, 12/1/2037	1,163,094
155,460	5.000%, 2/1/2038	170,362
178,790	5.000%, 5/1/2038	195,928
80,159	5.000%, 6/1/2038	87,843
175,276	5.000%, 9/1/2038	192,077
514,676	5.000%, 9/1/2038	564,011
148,986	5.000%, 2/1/2039	163,267
54,806	5.000%, 3/1/2039	60,060
172,456	5.000%, 6/1/2039	188,988
5,210,603	5.000%, 10/1/2039	5,710,076
430,093	5.000%, 2/1/2040	471,320
2,383,925	5.000%, 4/1/2040	2,611,696
1,007,421	5.000%, 8/1/2040	1,103,674
2,522,512	5.000%, 5/1/2041	2,763,524
72,939	5.500%, 3/1/2021	76,307
410,072	5.500%, 4/1/2021	428,167
28,949	5.500%, 1/1/2022	30,518
231,473	5.500%, 1/1/2022	244,209
79,288	5.500%, 1/1/2022	83,592
327,048	5.500%, 2/1/2022	344,777
2,015,485	5.500%, 5/1/2034	2,246,480
154,324	5.500%, 3/1/2036	172,291
120,028	5.500%, 3/1/2036	134,113
155,918	5.500%, 3/1/2036	173,924
45,126	5.500%, 3/1/2036	50,429
379,917	5.500%, 6/1/2036	424,135
148,016	5.500%, 6/1/2036	165,074
267,566	5.500%, 6/1/2036	298,731
139,226	5.500%, 6/1/2036	155,610
517,866	5.500%, 9/1/2037	579,229
112,784	5.500%, 9/1/2037	126,148
196,996	5.500%, 12/1/2037	220,216
38,008	5.500%, 3/1/2038	42,512
649,922	5.500%, 5/1/2038	726,121
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$823,771	5.500%, 9/1/2038	$920,352
253,590	5.500%, 9/1/2039	282,846
480,687	5.500%, 5/1/2040	537,045
13,857	6.000%, 7/1/2029	15,716
58,453	6.000%, 2/1/2032	66,231
83,369	6.000%, 5/1/2036	94,863
128,340	6.000%, 8/1/2037	145,728
599,917	6.000%, 9/1/2037	681,022
26,812	6.500%, 3/1/2022	29,663
12,360	6.500%, 6/1/2029	14,158
18,832	6.500%, 6/1/2029	21,576
9,682	6.500%, 7/1/2029	11,012
389,131	6.500%, 11/1/2036	445,915
933,272	6.500%, 10/1/2037	1,051,277
4,982	6.500%, 4/1/2038	5,720
3,702	6.500%, 4/1/2038	4,251
742	7.000%, 10/1/2020	781
47,696	7.000%, 4/1/2032	53,719
274,155	7.000%, 4/1/2032	322,717
89,118	7.000%, 9/1/2037	103,817
26,537	7.500%, 8/1/2029	31,213
38,519	7.500%, 10/1/2029	45,112
17,770	7.500%, 11/1/2029	20,849
20,891	7.500%, 4/1/2031	24,007
17,567	7.500%, 5/1/2031	20,766
4,754	8.000%, 3/1/2030	5,662
40,219	8.000%, 1/1/2031	48,592
67,460	8.000%, 2/1/2031	80,431
65,605	8.000%, 3/1/2031	78,952
3,785	8.500%, 9/1/2025	4,383
930	8.500%, 9/1/2025	1,068
	TOTAL	588,854,787
	Federal National Mortgage Association—33.1%
23,428,278	2.500%, 7/1/2031	23,601,247
18,861,997	2.500%, 1/1/2032	19,001,253
3,566,287	3.000%, 10/1/2027	3,672,022
11,722,820	3.000%, 10/1/2029	12,059,393
3,742,215	3.000%, 12/1/2029	3,849,657
7,632,706	3.000%, 8/1/2043	7,692,143
6,173,564	3.000%, 9/1/2043	6,221,638
7,952,598	3.000%, 12/1/2046	7,977,247
14,128,223	3.000%, 12/1/2046	14,172,015
31,661,590	3.000%, 1/1/2047	31,759,729
12,940,258	3.000%, 4/1/2047	12,980,367
498,655	3.500%, 11/1/2025	521,036
840,222	3.500%, 11/1/2025	877,934
789,946	3.500%, 12/1/2025	825,401
308,251	3.500%, 1/1/2026	322,086
951,082	3.500%, 1/1/2026	993,770
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,618,839	3.500%, 12/1/2040	$3,749,787
11,631,926	3.500%, 5/1/2042	12,056,463
18,416,404	3.500%, 8/1/2042	19,120,213
9,946,321	3.500%, 9/1/2042	10,306,230
7,937,591	3.500%, 9/1/2042	8,257,060
36,206,949	3.500%, 12/1/2042	37,771,683
6,437,531	3.500%, 12/1/2042	6,710,708
9,546,122	3.500%, 3/1/2043	9,961,654
6,526,306	3.500%, 4/1/2043	6,810,389
7,499,794	3.500%, 5/1/2043	7,771,175
3,725,165	3.500%, 6/1/2043	3,868,692
5,572,859	3.500%, 7/1/2044	5,798,894
9,495,807	3.500%, 7/1/2044	9,880,958
33,828,896	3.500%, 11/1/2045	34,989,569
14,367,998	3.500%, 6/1/2046	14,825,046
39,125,840	3.500%, 2/1/2047	40,336,813
747,092	4.000%, 12/1/2025	785,001
774,795	4.000%, 7/1/2026	814,110
3,998,262	4.000%, 2/1/2041	4,237,496
2,591,106	4.000%, 12/1/2041	2,756,669
10,766,277	4.000%, 12/1/2041	11,410,470
10,219,426	4.000%, 2/1/2042	10,955,449
4,285,802	4.000%, 3/1/2042	4,559,652
8,782,630	4.000%, 4/1/2042	9,309,507
11,681,400	4.000%, 7/1/2042	12,427,805
14,434,967	4.000%, 5/1/2043	15,379,872
11,823,485	4.000%, 1/1/2044	12,543,868
17,697,292	4.000%, 5/1/2044	18,847,452
13,581,459	4.000%, 5/1/2044	14,464,127
5,864,633	4.000%, 9/1/2045	6,175,221
18,984,042	4.000%, 11/1/2045	19,989,425
10,148,893	4.000%, 5/1/2046	10,686,372
227,753	4.500%, 12/1/2019	231,599
304,178	4.500%, 2/1/2039	328,602
1,639,997	4.500%, 5/1/2040	1,771,681
5,654,061	4.500%, 10/1/2040	6,108,055
556,297	4.500%, 11/1/2040	600,966
8,314,239	4.500%, 3/1/2041	8,976,636
6,183,697	4.500%, 4/1/2041	6,676,354
3,257,249	4.500%, 6/1/2041	3,514,719
6,734,917	4.500%, 9/1/2041	7,267,280
2,072,508	4.500%, 12/1/2041	2,239,892
3,506,263	4.500%, 12/1/2041	3,789,443
4,180,078	4.500%, 1/1/2042	4,509,187
10,367,777	4.500%, 6/1/2044	11,158,141
1,097,637	5.000%, 5/1/2023	1,158,453
191,175	5.000%, 8/1/2023	201,887
760,822	5.000%, 11/1/2023	805,349
3,433,655	5.000%, 2/1/2036	3,776,270
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,864,285	5.000%, 1/1/2040	$2,045,934
2,020,054	5.000%, 7/1/2040	2,219,845
785,870	5.000%, 7/1/2041	862,122
1,930,017	5.000%, 10/1/2041	2,117,284
111	5.500%, 1/1/2018	111
85,516	5.500%, 1/1/2032	95,295
40,142	5.500%, 1/1/2032	44,745
719,679	5.500%, 9/1/2034	803,175
2,117,807	5.500%, 12/1/2034	2,361,037
89,026	5.500%, 4/1/2035	99,246
447,811	5.500%, 8/1/2035	500,788
778,538	5.500%, 11/1/2035	868,386
556,523	5.500%, 1/1/2036	621,030
183,944	5.500%, 3/1/2036	205,168
812,648	5.500%, 4/1/2036	906,037
1,180,191	5.500%, 4/1/2036	1,314,364
583,481	5.500%, 5/1/2036	650,766
249,915	5.500%, 9/1/2036	278,866
796,324	5.500%, 8/1/2037	888,809
293,784	5.500%, 7/1/2038	328,205
1,042,193	5.500%, 4/1/2041	1,158,765
21,285	6.000%, 1/1/2029	23,748
10,073	6.000%, 1/1/2029	11,077
27,072	6.000%, 2/1/2029	30,233
9,661	6.000%, 2/1/2029	10,796
5,583	6.000%, 4/1/2029	6,278
29,394	6.000%, 5/1/2029	33,008
16,822	6.000%, 5/1/2029	18,804
1,021,533	6.000%, 7/1/2034	1,160,577
558,284	6.000%, 11/1/2034	634,109
230,236	6.000%, 7/1/2036	262,144
103,007	6.000%, 7/1/2036	117,204
354,501	6.000%, 10/1/2037	402,237
276,199	6.000%, 6/1/2038	313,201
1,546,330	6.000%, 7/1/2038	1,756,937
85,886	6.000%, 9/1/2038	97,877
81,866	6.000%, 10/1/2038	93,007
543,664	6.000%, 2/1/2039	618,538
4,645	6.500%, 4/1/2019	4,767
45,171	6.500%, 9/1/2028	50,760
6,880	6.500%, 8/1/2029	7,854
7,264	6.500%, 6/1/2031	8,282
25,911	6.500%, 6/1/2031	29,720
5,906	6.500%, 6/1/2031	6,746
6,497	6.500%, 6/1/2031	7,430
80,737	6.500%, 12/1/2031	92,665
34,490	6.500%, 12/1/2031	39,618
12,476	6.500%, 1/1/2032	14,457
76,467	6.500%, 3/1/2032	88,124
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$256,879	6.500%, 4/1/2032	$296,339
121,452	6.500%, 5/1/2032	140,698
60,617	6.500%, 11/1/2035	69,061
456,770	6.500%, 7/1/2036	527,399
23,667	6.500%, 8/1/2036	27,376
41,897	6.500%, 9/1/2036	48,437
148,444	6.500%, 12/1/2036	171,162
134,647	6.500%, 9/1/2037	155,306
8,892	6.500%, 12/1/2037	10,259
156,291	6.500%, 10/1/2038	179,395
1,961	7.000%, 7/1/2023	2,151
54,802	7.000%, 2/1/2024	60,058
1,649	7.000%, 5/1/2024	1,832
2,987	7.000%, 7/1/2024	3,345
1,604	7.000%, 7/1/2025	1,813
24,352	7.000%, 9/1/2031	28,398
13,992	7.000%, 9/1/2031	16,433
144,348	7.000%, 11/1/2031	169,760
13,345	7.000%, 12/1/2031	15,488
271,570	7.000%, 1/1/2032	318,799
32,234	7.000%, 2/1/2032	37,856
58,082	7.000%, 3/1/2032	68,149
308,524	7.000%, 3/1/2032	358,286
44,498	7.000%, 4/1/2032	51,862
6,301	7.000%, 4/1/2032	7,421
135,044	7.000%, 4/1/2032	159,082
32,204	7.000%, 6/1/2032	37,914
494,685	7.000%, 6/1/2037	575,399
1,132	7.500%, 1/1/2030	1,337
16,910	7.500%, 9/1/2030	19,948
19,724	7.500%, 5/1/2031	23,439
6,598	7.500%, 6/1/2031	7,779
66,550	7.500%, 8/1/2031	79,016
52,632	7.500%, 1/1/2032	61,386
5,600	7.500%, 6/1/2033	6,571
1,704	8.000%, 7/1/2023	1,894
6,060	8.000%, 10/1/2026	7,090
6,798	8.000%, 8/1/2027	7,700
3,889	8.000%, 11/1/2029	4,642
2,430	8.000%, 3/1/2030	2,907
37	9.000%, 11/1/2021	38
814	9.000%, 6/1/2025	947
	TOTAL	625,273,630
	Government National Mortgage Association—14.1%
15,393,056	3.000%, 11/20/2045	15,620,701
57,187,897	3.000%, 12/20/2046	58,015,766
7,392,358	3.500%, 12/15/2040	7,710,337
2,437,894	3.500%, 8/15/2043	2,541,997
2,077,462	3.500%, 8/15/2043	2,166,174
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$29,047,210	3.500%, 5/20/2046	$30,213,830
67,636,792	3.500%, 6/20/2046	70,353,281
2,531,904	4.000%, 9/15/2040	2,695,267
6,115,294	4.000%, 10/15/2040	6,509,864
2,777,435	4.000%, 1/15/2041	2,955,772
4,031,269	4.000%, 10/15/2041	4,288,692
13,523,530	4.000%, 12/20/2044	14,340,609
8,170,364	4.000%, 12/20/2046	8,607,838
698,443	4.500%, 1/15/2039	757,989
662,782	4.500%, 6/15/2039	718,072
2,202,509	4.500%, 10/15/2039	2,386,243
714,115	4.500%, 1/15/2040	773,687
406,650	4.500%, 6/15/2040	440,573
720,916	4.500%, 9/15/2040	783,083
700,738	4.500%, 2/15/2041	758,974
1,965,609	4.500%, 3/15/2041	2,129,581
206,158	4.500%, 5/15/2041	223,988
6,826,863	4.500%, 6/20/2041	7,400,238
1,046,525	4.500%, 9/15/2041	1,137,036
64,605	4.500%, 9/15/2041	70,213
1,545,719	4.500%, 9/20/2041	1,675,541
1,051,502	4.500%, 10/15/2043	1,135,544
634,845	4.500%, 11/15/2043	685,585
838,187	5.000%, 1/15/2039	924,034
865,393	5.000%, 5/15/2039	954,026
1,264,702	5.000%, 8/20/2039	1,390,675
6,367,852	5.000%, 5/15/2040	7,017,557
2,830,457	5.000%, 6/15/2040	3,119,246
1,757,511	5.000%, 7/15/2040	1,936,828
350,566	5.500%, 12/15/2038	399,309
275,459	5.500%, 12/20/2038	307,863
578,730	5.500%, 1/15/2039	651,781
560,187	5.500%, 2/15/2039	630,898
13,327	6.000%, 10/15/2028	15,023
14,551	6.000%, 3/15/2029	16,411
13,561	6.000%, 6/15/2029	15,270
214,593	6.000%, 2/15/2036	244,925
213,377	6.000%, 4/15/2036	243,869
267,474	6.000%, 6/15/2037	305,989
22,700	6.500%, 10/15/2028	26,205
9,301	6.500%, 10/15/2028	10,461
12,977	6.500%, 11/15/2028	14,829
23,412	6.500%, 12/15/2028	26,769
8,998	6.500%, 2/15/2029	10,352
17,115	6.500%, 3/15/2029	19,702
4,700	6.500%, 6/15/2031	5,484
32,159	6.500%, 9/15/2031	37,584
70,098	6.500%, 2/15/2032	81,377
27,747	7.000%, 11/15/2027	31,970
8

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$30,975		7.000%, 12/15/2027	$35,837
17,409		7.000%, 6/15/2028	19,661
27,548		7.000%, 11/15/2028	31,578
10,318		7.000%, 1/15/2029	12,014
9,375		7.000%, 5/15/2029	10,980
4,957		7.000%, 10/15/2029	5,799
27,198		7.000%, 5/15/2030	31,871
18,014		7.000%, 11/15/2030	21,231
23,694		7.000%, 12/15/2030	27,555
35,070		7.000%, 6/15/2031	40,652
17,679		7.000%, 8/15/2031	20,732
106,535		7.000%, 10/15/2031	125,438
12,734		7.000%, 12/15/2031	14,993
1,349		7.500%, 7/15/2029	1,415
22,130		7.500%, 8/15/2029	26,073
51,790		7.500%, 10/15/2029	61,358
61,725		7.500%, 6/15/2030	73,660
10,881		7.500%, 10/15/2030	12,957
8,230		7.500%, 1/15/2031	9,814
13,151		8.000%, 1/15/2022	14,344
4,938		8.000%, 6/15/2022	5,445
217		8.000%, 7/15/2025	231
4,705		8.000%, 8/15/2029	5,674
3,057		8.000%, 10/15/2029	3,701
10,965		8.000%, 11/15/2029	13,283
11,710		8.000%, 1/15/2030	14,041
8,548		8.000%, 10/15/2030	10,328
88,315		8.000%, 11/15/2030	107,638
4,781		8.500%, 5/15/2029	5,778
745		9.500%, 10/15/2020	808
		TOTAL	266,299,801
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,459,913,082)	1,480,428,218
		U.S. TREASURY—0.7%
		U.S. Treasury Notes—0.7%
8,750,000		1.500%, 8/15/2026	8,186,329
5,000,000		1.875%, 3/31/2022	4,998,047
		TOTAL U.S. TREASURY (IDENTIFIED COST $13,263,158)	13,184,376
		INVESTMENT COMPANY—10.3%
195,441,723	[3]	Federated Government Obligations Fund, Premier Shares, 0.92%[4] (IDENTIFIED COST $195,441,723)	195,441,723
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $1,935,453,521)[5]	1,954,963,918
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[6]	(63,666,603)
		TOTAL NET ASSETS—100%	$1,891,297,315
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
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3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2016	107,203,788
Purchases/Additions	653,787,005
Sales/Reductions	(565,549,070)
Balance of Shares Held 9/30/2017	195,441,723
Value	$195,441,723
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/(Loss)	$NA
Dividend Income	$870,597
4	7-day net yield.
5	At September 30, 2017, the cost of investments for federal tax purposes was $1,935,453,521. The net unrealized appreciation of investments for federal tax purposes was $19,510,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,252,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,742,026.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$125,505,726	$—	$125,505,726
Commercial Mortgage-Backed Securities	—	55,604,654	—	55,604,654
Collateralized Mortgage Obligations	—	84,799,221	—	84,799,221
Mortgage-Backed Securities	—	1,480,428,218	—	1,480,428,218
U.S. Treasury	—	13,184,376	—	13,184,376
Investment Company	195,441,723	—	—	195,441,723
TOTAL SECURITIES	$195,441,723	$1,759,522,195	$—	$1,954,963,918
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017